UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02090
Van Kampen Bond Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 6/30
Date of reporting period: 3/31/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 90.1%
	Aerospace & Defense 0.3%
$615	Boeing Co.	6.000%	03/15/19	$632,836

	Automotive 0.8%
1,280	DaimlerChrysler NA Holding LLC	8.500	01/18/31	1,147,244
535	Harley-Davidson Funding Corp., Ser C (a)	6.800	06/15/18	347,643

				1,494,887

	Banking 13.9%
880	Bank of America Corp.	4.875	09/15/12	794,838
1,665	Bank of America Corp., Ser L	5.650	05/01/18	1,391,402
870	Bank of America Corp.	5.750	12/01/17	731,800
740	Bank of New York Mellon Corp.	4.500	04/01/13	733,996
510	Bank of New York Mellon Corp.	5.125	08/27/13	522,500
335	Barclays Bank PLC (United Kingdom) (a)	6.050	12/04/17	263,862
1,075	Citigroup, Inc.	5.250	02/27/12	958,571
1,095	Citigroup, Inc.	5.875	05/29/37	843,372
1,450	Citigroup, Inc.	6.125	05/15/18	1,253,637
430	Credit Suisse First Boston USA, Inc.	5.125	08/15/15	399,546
4,075	Goldman Sachs Group, Inc.	6.150	04/01/18	3,728,401
1,735	Goldman Sachs Group, Inc.	6.750	10/01/37	1,176,300
1,080	HBOS PLC (United Kingdom)(a)	6.750	05/21/18	834,430
1,155	JPMorgan Chase & Co.	4.750	05/01/13	1,120,584
1,945	JPMorgan Chase & Co.	6.000	01/15/18	1,967,939
700	JPMorgan Chase & Co.	6.750	02/01/11	713,879

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking (continued)
$930	Nationwide Building Society (United Kingdom) (a)	4.250%	02/01/10	$921,480
335	Northern Trust Co.	6.500	08/15/18	352,600
465	PNC Bank NA	6.000	12/07/17	427,845
1,075	Sovereign Bancorp, Inc. (b)	1.457	03/23/10	982,268
985	UBS AG Stamford Branch (Switzerland)	5.875	12/20/17	848,572
1,230	Wachovia Capital Trust III (c)	5.800	03/15/42	442,949
4,670	Wells Fargo & Co.	5.625	12/11/17	4,268,072

				25,678,843

	Brokerage 3.0%
1,030	Bear Stearns Co., Inc.	5.550	01/22/17	867,337
315	Bear Stearns Co., Inc.	6.400	10/02/17	307,066
680	Bear Stearns Co., Inc.	7.250	02/01/18	703,387
580	Credit Suisse New York (Switzerland)	5.000	05/15/13	560,956
490	Credit Suisse New York (Switzerland)	6.000	02/15/18	428,083
825	Merrill Lynch & Co., Inc.	5.450	02/05/13	676,858
2,415	Merrill Lynch & Co., Inc.	6.875	04/25/18	1,891,698

				5,435,385

	Building Materials 0.4%
720	CRH America, Inc.	6.000	09/30/16	508,371
315	CRH America, Inc.	8.125	07/15/18	245,978

				754,349

	Chemicals 0.5%
585	E.I. Du Pont de Nemours & Co.	6.000	07/15/18	588,450
310	Monsanto Co.	5.125	04/15/18	313,570

				902,020

	Construction Machinery 0.4%
350	Caterpillar Financial Services Corp.	4.900	08/15/13	333,457
520	John Deere Capital Corp.	5.750	09/10/18	494,676

				828,133

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Consumer Products 0.6%
$800	Philips Electronics NV (Netherlands)	5.750%	03/11/18	$787,854
325	Procter & Gamble Co.	4.700	02/15/19	328,462

				1,116,316

	Distributors 0.3%
635	Equitable Resources, Inc.	6.500	04/01/18	561,312

	Diversified Manufacturing 3.6%
655	Brascan Corp. (Canada)	7.125	06/15/12	544,018
685	Brookfield Asset Management, Inc. (Canada)	5.800	04/25/17	463,046
1,095	Cooper Industries, Inc.	5.250	11/15/12	1,127,610
610	Emerson Electric Co.	4.875	10/15/19	618,031
3,755	General Electric Co.	5.250	12/06/17	3,478,561
495	Honeywell International, Inc.	5.300	03/01/18	506,801

				6,738,067

	Electric 8.9%
1,055	AES Corp. (a)	8.000	06/01/20	859,825
385	Carolina Power & Light Co.	5.150	04/01/15	391,726
150	CMS Energy Corp.	6.300	02/01/12	142,699
480	Consumers Energy Co.	5.800	09/15/35	393,993
900	Electricite de France SA (France) (a)	6.950	01/26/39	894,830
1,025	Enel Finance International SA (Luxembourg) (a)	6.250	09/15/17	930,255
960	E.ON International Finance BV (Netherlands) (a)	5.800	04/30/18	945,937
1,030	Exelon Corp.	6.750	05/01/11	1,044,153
215	Florida Power Corp.	5.800	09/15/17	226,563
815	FPL Group Capital, Inc.	6.000	03/01/19	835,690
725	Georgia Power Co.	5.950	02/01/39	715,462

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Electric (continued)
$255	Indianapolis Power & Light Co. (a)	6.300%	07/01/13	$261,604
635	NiSource Finance Corp.	6.800	01/15/19	511,148
820	NiSource Finance Corp.	7.875	11/15/10	806,071
1,080	Ohio Edison Co.	6.400	07/15/16	1,030,891
1,215	Ohio Power Co., Ser K	6.000	06/01/16	1,169,715
685	Pacific Gas & Electric Co.	5.625	11/30/17	694,972
175	Pacific Gas & Electric Co.	6.250	03/01/39	173,933
660	PPL Energy Supply LLC	6.500	05/01/18	580,969
250	Progress Energy Carolina	5.300	01/15/19	253,582
340	Progress Energy, Inc.	7.050	03/15/19	347,016
205	Public Service Co. of Colorado, Ser 17	6.250	09/01/37	213,513
300	Public Service Co. of Colorado	6.500	08/01/38	322,950
570	Public Service Electric & Gas Co., Ser B	5.125	09/01/12	582,880
570	Union Electric Co.	6.400	06/15/17	548,481
300	Virginia Electric and Power Co., Ser B	5.950	09/15/17	312,906
1,030	Virginia Electric and Power Co.	8.875	11/15/38	1,262,986

				16,454,750

	Food/Beverage 3.5%
290	Anheuser-Busch Cos, Inc.	5.500	01/15/18	265,071
305	Anheuser-Busch InBev Worldwide, Inc. (a)	7.200	01/15/14	319,918
495	Bacardi Ltd. (Bermuda) (a)	8.200	04/01/19	496,297
730	ConAgra Foods, Inc.	7.000	10/01/28	707,778
500	ConAgra Foods, Inc.	8.250	09/15/30	536,033
925	Diageo Capital PLC (United Kingdom)	7.375	01/15/14	1,017,338
635	Dr. Pepper Snapple Group, Inc.	6.820	05/01/18	600,309
535	General Mills, Inc.	5.250	08/15/13	553,181

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Food/Beverage (continued)
$420	General Mills, Inc.	5.650%	02/15/19	$428,387
315	Kraft Foods, Inc.	6.125	02/01/18	316,245
315	Kraft Foods, Inc.	6.125	08/23/18	316,313
70	Kraft Foods, Inc.	6.750	02/19/14	75,758
850	Kraft Foods, Inc.	6.875	01/26/39	837,179

				6,469,807

	Gaming 0.1%
260	MGM Mirage, Inc.	6.000	10/01/09	141,700

	Health Care 1.8%
295	Baxter International, Inc.	5.375	06/01/18	303,795
630	Fisher Scientific International, Inc.	6.125	07/01/15	626,515
940	Medco Health Solutions, Inc.	7.125	03/15/18	934,439
300	Tenet Healthcare Corp.	7.375	02/01/13	240,000
1,260	UnitedHealth Group, Inc.	6.000	02/15/18	1,212,599

				3,317,348

	Health Insurance 0.2%
150	Aetna, Inc.	6.500	09/15/18	147,788
200	WellPoint, Inc.	7.000	02/15/19	200,461

				348,249

	Home Construction 0.1%
175	Pulte Homes, Inc.	6.375	05/15/33	107,625

	Independent Energy 2.6%
300	Apache Corp.	6.900	09/15/18	327,730
780	Devon Financing Corp., ULC (Canada)	7.875	09/30/31	799,116
945	EnCana Corp. (Canada)	6.500	02/01/38	814,759
265	Gaz Capital SA (Luxembourg) (a)	6.510	03/07/22	172,250
290	Newfield Exploration Co.	7.125	05/15/18	258,100

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Independent Energy (continued)
$320	Plains Exploration & Production Co.	7.625%	06/01/18	$260,800
1,005	Questar Market Resources, Inc.	6.800	04/01/18	901,045
835	XTO Energy, Inc.	5.500	06/15/18	776,947
555	XTO Energy, Inc.	6.500	12/15/18	552,372

				4,863,119

	Integrated Energy 2.6%
515	Chesapeake Energy Corp.	7.625	07/15/13	476,375
510	Chevron Corp.	4.950	03/03/19	522,229
2,435	ConocoPhillips	6.500	02/01/39	2,382,974
270	Hess Corp.	7.125	03/15/33	232,376
630	Marathon Oil Corp.	5.900	03/15/18	576,156
225	Marathon Oil Corp.	6.000	10/01/17	208,867
660	Petro-Canada (Canada)	6.800	05/15/38	496,880

				4,895,857

	Life Insurance 1.2%
105	MetLife, Inc.	6.125	12/01/11	104,141
510	MetLife, Inc., Ser A	6.817	08/15/18	438,578
585	Nationwide Financial Services, Inc.	6.250	11/15/11	550,401
390	Prudential Financial, Inc.	6.625	12/01/37	211,501
1,005	Xlliac Global Funding (a)	4.800	08/10/10	849,300

				2,153,921

	Media-Cable 3.6%
90	Comcast Cable Communications, Inc.	7.125	06/15/13	93,756
1,945	Comcast Corp.	5.700	05/15/18	1,827,483
485	Comcast Corp.	6.450	03/15/37	424,985
655	Comcast Corp.	6.500	01/15/15	652,087
425	COX Communications, Inc. (a)	8.375	03/01/39	399,800
175	DirecTV Holdings LLC	6.375	06/15/15	165,812

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Media-Cable (continued)
$805	DirecTV Holdings LLC	7.625%	05/15/16	$792,925
1,570	Time Warner Cable, Inc.	6.750	07/01/18	1,476,232
295	Time Warner Cable, Inc.	8.250	04/01/19	303,662
455	Time Warner Cable, Inc.	8.750	02/14/19	483,935

				6,620,677

	Media-Noncable 2.0%
565	Grupo Televisa SA (Mexico)	6.000	05/15/18	514,738
300	News America, Inc.	6.400	12/15/35	222,846
620	News America, Inc.	6.650	11/15/37	465,825
200	Thomson Reuters Corp. (Canada)	6.500	07/15/18	186,627
1,390	Time Warner, Inc.	5.875	11/15/16	1,317,496
675	Time Warner, Inc.	6.500	11/15/36	556,785
605	Viacom, Inc.	6.875	04/30/36	442,519

				3,706,836

	Metals 0.8%
335	Alcoa, Inc.	6.750	07/15/18	225,726
1,010	ArcelorMittal (Luxembourg)	6.125	06/01/18	731,852
705	Rio Tinto Finance USA Ltd. (Australia)	6.500	07/15/18	618,017

				1,575,595

	Noncaptive-Consumer Finance 5.5%
485	American Express Credit Corp., Ser C	7.300	08/20/13	450,612
230	American General Finance Corp.	4.625	05/15/09	215,276
1,650	American General Finance Corp.	4.625	09/01/10	760,657
665	CIT Group, Inc.	5.650	02/13/17	385,649
4,780	General Electric Capital Corp.	5.625	05/01/18	4,163,399
855	HSBC Finance Corp.	5.500	01/19/16	642,067
2,560	HSBC Finance Corp.	6.750	05/15/11	2,282,844
770	SLM Corp. (b)	1.319	07/26/10	546,785

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Noncaptive-Consumer Finance (continued)
$690	Western Union Co.	6.500%	02/26/14	$704,253

				10,151,542

	Noncaptive-Diversified Finance 0.4%
525	Capital One Financial Corp.	6.750	09/15/17	438,687
320	General Electric Capital Corp.	6.875	01/10/39	261,711

				700,398

	Oil Field Services 0.7%
785	Transocean, Inc. (Cayman Islands)	6.000	03/15/18	740,815
650	Weatherford International, Inc.	6.350	06/15/17	557,729

				1,298,544

	Other Utilities 0.3%
375	CenterPoint Energy Resources Corp.	6.250	02/01/37	248,701
225	CenterPoint Energy Resources Corp.	7.875	04/01/13	230,557

				479,258

	Pharmaceuticals 6.1%
685	Amgen, Inc.	5.700	02/01/19	697,028
1,135	Amgen, Inc.	5.850	06/01/17	1,164,116
470	AstraZeneca PLC (United Kingdom)	5.900	09/15/17	498,483
415	AstraZeneca PLC (United Kingdom)	6.450	09/15/37	431,899
620	Biogen Idec, Inc.	6.875	03/01/18	590,647
550	Bristol-Myers Squibb Co.	6.125	05/01/38	550,710
740	GlaxoSmithKline Capital, Inc.	5.650	05/15/18	760,371
195	GlaxoSmithKline Capital, Inc.	6.375	05/15/38	197,576
1,765	Hospira, Inc. (b)	1.712	03/30/10	1,646,607
2,465	Pfizer, Inc.	6.200	03/15/19	2,631,900
1,280	Roche Holdings, Inc. (a)	6.000	03/01/19	1,319,909

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pharmaceuticals (continued)
$425	Schering-Plough Corp.	6.000%	09/15/17	$438,874
130	Wyeth	5.450	04/01/17	130,292
190	Wyeth	5.500	02/15/16	193,520

				11,251,932

	Pipelines 3.0%
276	Colorado Interstate Gas Co.	6.800	11/15/15	260,101
390	DCP Midstream LLC (a)	6.750	09/15/37	263,399
240	Enterprise Products Operating LLC	6.500	01/31/19	220,910
720	Enterprise Products Operating, LP, Ser B	5.600	10/15/14	666,534
560	Kinder Morgan Energy Partners LP	5.850	09/15/12	553,447
559	Kinder Morgan, Inc.	6.500	09/01/12	524,063
1,295	Plains All American Pipeline LP	6.700	05/15/36	939,625
755	Texas Eastern Transmission LP	7.000	07/15/32	690,854
985	TransCanada Pipelines Ltd. (Canada)	6.200	10/15/37	836,639
45	Transcontinental Gas Pipe Line Corp.	6.050	06/15/18	42,243
525	Transcontinental Gas Pipe Line Corp.	8.875	07/15/12	535,013

				5,532,828

	Property & Casualty Insurance 2.6%
755	Ace INA Holdings, Inc.	5.600	05/15/15	704,762
1,445	AIG SunAmerica Global Financing VI (a)	6.300	05/10/11	1,102,025
1,095	Berkshire Hathaway Finance Corp.	5.400	05/15/18	1,089,586
190	Chubb Corp.	5.750	05/15/18	187,938
500	Farmers Exchange Capital (a)	7.050	07/15/28	304,003

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Property & Casualty Insurance (continued)
$1,230	Farmers Insurance Exchange Surplus (a)	8.625%	05/01/24	$778,479
620	Travelers Cos., Inc.	5.800	05/15/18	602,615
1,035	Two-Rock Pass Through Trust (Bermuda) (a)(b)	2.168	02/11/49	1,501

				4,770,909

	Railroads 1.8%
455	Canadian National Railway Co. (Canada)	5.550	03/01/19	468,575
1,000	CSX Corp.	6.750	03/15/11	1,006,842
455	Norfolk Southern Corp. (a)	5.750	01/15/16	457,798
745	Union Pacific Corp.	5.450	01/31/13	747,256
575	Union Pacific Corp.	6.125	02/15/20	560,773

				3,241,244

	Restaurants 0.9%
235	McDonald’s Corp.	5.000	02/01/19	244,892
430	McDonald’s Corp.	5.700	02/01/39	418,231
170	Yum! Brands, Inc.	6.250	03/15/18	158,781
630	Yum! Brands, Inc.	6.875	11/15/37	523,778
210	Yum! Brands, Inc.	8.875	04/15/11	224,151

				1,569,833

	Retailers 2.5%
90	CVS Caremark Corp.	5.750	06/01/17	87,905
1,260	Home Depot, Inc.	5.400	03/01/16	1,134,198
195	Target Corp.	6.500	10/15/37	173,316
545	Walgreen Co.	5.250	01/15/19	547,644
400	Wal-Mart Stores, Inc.	5.250	09/01/35	360,714
1,235	Wal-Mart Stores, Inc.	5.800	02/15/18	1,352,519
340	Wal-Mart Stores, Inc.	6.200	04/15/38	344,823
535	Wal-Mart Stores, Inc.	6.500	08/15/37	558,090

				4,559,209

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Supermarkets 0.7%
$574	Delhaize America, Inc.	9.000%	04/15/31	$611,583
70	Delhaize Group (Belgium)	5.875	02/01/14	70,052
390	Kroger Co.	5.000	04/15/13	391,758
280	Kroger Co.	6.400	08/15/17	287,906

				1,361,299

	Technology 3.4%
675	Cisco Systems, Inc.	4.950	02/15/19	665,390
515	Cisco Systems, Inc.	5.900	02/15/39	474,771
190	Corning, Inc.	7.250	08/15/36	143,496
565	Fiserv, Inc.	6.800	11/20/17	529,413
650	Hewlett-Packard Co.	4.750	06/02/14	657,849
425	Hewlett-Packard Co.	5.500	03/01/18	436,572
900	IBM Corp.	7.625	10/15/18	1,034,268
200	IBM Corp.	8.000	10/15/38	238,416
770	KLA Instruments Corp.	6.900	05/01/18	609,606
1,105	Oracle Corp.	5.750	04/15/18	1,155,230
555	Xerox Corp.	6.350	05/15/18	414,131

				6,359,142

	Tobacco 1.4%
110	Altria Group, Inc.	9.250	08/06/19	117,809
340	Altria Group, Inc.	9.700	11/10/18	370,677
410	Altria Group, Inc.	10.200	02/06/39	419,823
350	BAT International Finance PLC (United Kingdom) (a)	9.500	11/15/18	398,308
1,245	Philip Morris International, Inc.	5.650	05/16/18	1,239,219
115	Philip Morris International, Inc.	6.375	05/16/38	111,733

				2,657,569

	Wireless 1.6%
400	Rogers Communications, Inc. (Canada)	6.800	08/15/18	400,476
1,375	Verizon Wireless Capital LLC (a)	5.550	02/01/14	1,377,590

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireless (continued)
$1,110	Vodafone Group PLC (United Kingdom)	5.625%	02/27/17	$1,101,843

				2,879,909

	Wireline 8.0%
3,075	AT&T Corp.	8.000	11/15/31	3,349,099
495	AT&T, Inc.	6.300	01/15/38	436,001
155	AT&T, Inc.	6.550	02/15/39	141,016
560	CenturyTel, Inc.	6.000	04/01/17	468,305
590	Citizens Communications Co.	7.125	03/15/19	466,100
225	Deutsche Telekom International Finance BV (Netherlands)	6.750	08/20/18	226,358
440	Deutsche Telekom International Finance BV (Netherlands)	8.750	06/15/30	471,224
735	France Telecom SA (France)	8.500	03/01/31	929,275
365	Qwest Corp.	6.500	06/01/17	304,775
1,030	SBC Communications, Inc.	6.150	09/15/34	905,107
640	Sprint Capital Corp.	8.750	03/15/32	432,000
1,850	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	1,679,550
1,670	Telefonica Europe BV (Netherlands)	8.250	09/15/30	1,841,499
1,255	Verizon Communications, Inc.	5.500	02/15/18	1,197,224
130	Verizon Communications, Inc.	6.350	04/01/19	128,667
490	Verizon Communications, Inc.	6.900	04/15/38	475,368
1,155	Verizon Communications, Inc.	8.950	03/01/39	1,331,113

				14,782,681

	Total Corporate Bonds 90.1%			166,393,929

	United States Treasury Obligations 4.7%
3,995	United States Treasury (STRIPS)	*	11/15/19	2,803,276
5,050	United States Treasury (STRIPS)	*	11/15/20	3,341,888

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	United States Treasury Obligations (continued)
$3,835	United States Treasury (STRIPS)	*	05/15/21	$2,483,097

	Total United States Treasury Obligations 4.7%			8,628,261

	Asset Backed Securities 0.6%
455	America West Airlines, Inc.	7.100%	04/02/21	288,971
1,156	CVS Lease Pass-Through Trust (a)	6.036	12/10/28	870,860

	Total Asset Backed Securities 0.6%			1,159,831

	Foreign Government Obligations 0.6%
1,100	Mexico Government International Bond (Mexico)	5.625	01/15/17	1,081,300

Total Long-Term Investments 96.0% (Cost $190,978,127)				177,263,321

Short-Term Investments 3.9%
Repurchase Agreements 1.9%
Banc of America Securities ($179,933 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $179,933)				179,933
Citigroup Global Markets, Inc. ($1,799,327 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $1,799,334)				1,799,327
Citigroup Global Markets, Inc. ($863,677 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $863,680)				863,677
JPMorgan Chase & Co. ($539,798 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $539,800				539,798

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($9,265 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $9,265)	$9,265

Total Repurchase Agreements 1.9%	3,392,000

United States Government Agency Obligations 2.0%
United States Treasury Bill ($3,755,000 par, yielding 0.114%, 05/15/09 maturity) (d)	3,754,482

Total Short-Term Investments 3.9% (Cost $7,146,482)	7,146,482

Total Investments 99.9% (Cost $198,124,609)	184,409,803

Other Assets in Excess of Liabilities 0.1%	263,707

Net Assets 100.0%	$184,673,510

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Floating Rate Coupon

(c)	Variable Rate Coupon

(d)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.

STRIPS – Separate Trading of Registered Interest and Principal of Securities

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued
Futures contracts outstanding as of March 31, 2009:

		Unrealized
		Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S. Treasury Notes 5-Year Futures, June 2009 (Current Notional Value of $118,766 per contract)	110	$236,369

Short Contracts:
U.S. Treasury Bond 30-Year Futures, June 2009 (Current Notional Value of $129,703 per contract)	34	(88,121)
U.S. Treasury Notes 10-Year Futures, June 2009 (Current Notional Value of $124,078 per contract)	188	(366,956)

Total Short Contracts	222	(455,077)

Total Futures Contracts	332	$(218,708)

Swap agreements outstanding as of March 31, 2009:
Credit Default Swaps

			Pay/					Credit
			Receive		Notional			Rating of
		Buy/Sell	Fixed	Expiration	Amount	Upfront		Reference
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value	Entity*
Bank of America, N.A.	Carnival Corp.	Buy	1.570%	03/20/18	$855	$0	$48,954	BBB
Bank of America, N.A.	CenturyTel, Inc	Buy	0.880	09/20/17	530	0	4,890	BBB
Bank of America, N.A.	Toll Brothers, Inc	Buy	2.900	03/20/13	1,065	0	(39,606)	BBB
Goldman Sachs International	Sealed Air Corp.	Buy	1.080	03/20/18	370	0	34,808	BB

					2,820	0	49,046

Goldman Sachs International	CDX.NA.IG.10	Sell	1.550	06/20/13	5,973	34,087	(237,325)	NR
Goldman Sachs International	CDX.NA.IG.HVOL.9	Sell	1.400	12/20/12	2,035	(115,263)	(285,135)	NR
Goldman Sachs International	CDX.NA.IG.HVOL.9	Sell	1.400	12/20/12	2,127	(117,911)	(298,003)	NR
Goldman Sachs International	CDX.NA.IG.HVOL.9	Sell	1.400	12/20/12	4,563	(269,421)	(639,353)	NR

					14,698	(468,508)	(1,459,816)

Total Credit Default Swaps					$17,518	$(468,508)	$(1,410,770)

NR-Not Rated

*	Credit rating as issued by Standard and Poor’s.
Interest Rate Swaps

		Pay/
		Receive				Notional
		Floating	Fixed		Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate		Date	(000)	Value
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Pay	*	*	11/15/21	2,667	$22,353

							22,353

Barclays Bank PLC	USD-LIBOR BBA	Receive	*	*	11/15/19	2,446	(428,839)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	*	*	11/15/20	2,915	(580,171)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	*	*	05/15/21	2,156	(448,292)

Van Kampen Bond Fund
Portfolio of Investments ▪ March 31, 2009 (Unaudited) continued

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	* *	11/15/21	2,225	$(433,722)

						(1,891,024)

Total Interest Rate Swaps						(1,868,671)

Total Swap Agreements						$(3,279,441)

**	Zero coupon swap. The Fund and/or counterparty will make a net payment on the expiration date.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$-0-	$(218,708)
Level 2 - Other Significant Observable Inputs	184,409,803	(3,279,441)
Level 3 - Significant Unobservable Inputs	-0-	-0-

Total	$184,409,803	$(3,498,149)

*	Other financial instruments include futures and swap contracts.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Balance as of 6/30/08	$91,255
Accrued Discounts/Premiums	-0-
Realized Gain/Loss	(1,291,481)
Change in Unrealized Appreciation/Depreciation	1,243,586
Net Purchases/Sales	(43,360)
Net Transfers in and/or out of Level 3	-0-

Balance as of 3/31/09	$-0-
Net Change in Unrealized Appreciation/Depreciation from Investments still held as of 3/31/09	1,243,586
Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Credit default and interest rate swaps are valued using market quotations from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Bond Fund

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	May 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	May 19, 2009

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	May 19, 2009